Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net income in the year before tax	$ 126,383	$ 236,920
Tax rate	27.00%	27.00%
Income tax expense at statutory rate	$ 34,123	$ 63,968
Difference in tax rate of foreign jurisdictions	(15,858)	(29,888)
Non-taxable items	(5,618)	(7,465)
Change in temporary differences not previously recognized	8,762	6,618
Other	1,907	1,055
Income tax expense	$ 23,316	$ 34,288